DWS Treasury Portfolio Expense Example - Capital Shares [Member] - DWS Treasury Portfolio - Capital Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	$ 405